Partners' Capital (Tables)	6 Months Ended
Jun. 30, 2013
Partners' Capital (Abstract)
Partnership Units (Table Text Block)

	As of June 30, 2013	As of December 31, 2012
Limited partner units	69,372,077	69,372,077
General partner units	1,415,757	1,415,757
Preferred partner units	24,655,554	15,555,554

Total partnership units	95,443,388	86,343,388

Distribution to unitholders (Table Text Block)

	April 22,2013	January 22, 2013	April 24, 2012	January 23, 2012
Common unit-holders
Distributions per common unit declared	0.2325	0.2325	0.2325	0.2325
Common units entitled to distribution	69,372,077	69,372,077	69,372,077	69,372,077
General partner and IDR distributions	329	329	329	329
Preferred unit-holders
Distributions per preferred unit declared	0.21375	0.21375	-	-
Preferred units entitled to distribution	24,655,554	15,555,554	-	-